Leases - Summary of Reconciliation Between Gross Investment of Financial Leases and the Current Value of the Minimum Payments Receivables (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	$ 13,319,286	$ 21,638,154
Total gross investment	20,590,396	41,180,410
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	5,844,257	7,857,742
Total gross investment	10,305,338	18,336,653
From 1 to 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current value of minimum payments	7,475,029	13,780,412
Total gross investment	$ 10,285,058	22,843,019
Over 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Total gross investment		$ 738